ACQUISITIONS (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Longhaul	Mar. 31, 2012 Longhaul	Dec. 31, 2012 Longhaul	Dec. 31, 2011 Longhaul	Mar. 31, 2012 Longhaul Customer relationship	Mar. 31, 2012 Longhaul Contract backlog	Mar. 31, 2012 Longhaul Non-compete agreement
ACQUISITIONS
Purchase price						$ 1,494
Cash consideration paid	9,004				772
Fair value of cash consideration						722
Intangible assets acquired:
Intangible assets acquired									190	27	262
Goodwill		102,222	102,659	37,348		1,015
Total						1,494
Total consideration						1,494
Estimated useful lives of intangible assets
Estimated useful lives									3 years 6 months	3 months	4 years
Pro forma information summarizing the results of operations
Net revenues							359,322	220,733
Net income							$ 2,583	$ 17,858
Net income per share
Basic (in dollars per share)							$ 0.05	$ 0.44
Diluted (in dollars per share)							$ 0.05	$ 0.42